Annual Fund Operating Expenses - INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND	Jun. 28, 2021
Class A
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Interest	0.04%
Total Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.82%
Class C
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.12%
Interest	0.04%
Total Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.57%
Class Y
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Interest	0.04%
Total Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.57%
Class R6
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Interest	0.04%
Total Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.49%